Average Annual Total Returns - Dodge & Cox Stock Fund	May 01, 2021
S&P 500 Index (reflects no deduction for expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Dodge & Cox Stock Fund
Average Annual Return:
1 Year	7.16%
5 Years	12.27%
10 Years	11.96%
Dodge & Cox Stock Fund | After Taxes on Distributions
Average Annual Return:
1 Year	5.25%
5 Years	10.13%
10 Years	10.56%
Dodge & Cox Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.26%
5 Years	9.44%
10 Years	9.68%